Product and Geographic Sales Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disaggregation of Revenue
Number of reportable segments | segment	3
Impairment charge on right-of-use assets | $	$ 57,305	$ 4,771	$ 0
Revenue | Customer Concentration Risk | Ten Largest Customers
Disaggregation of Revenue
Concentration risk	9.00%	6.00%	5.00%
Revenue | Customer Concentration Risk | UNITED STATES
Disaggregation of Revenue
Concentration risk	46.00%	45.00%	43.00%